Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from (used in) operating activities:
Net Income (loss)		$ 100,928	$ (233,978)	$ 78,108
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization		728	3,801	17,918
Impairment of goodwill and intangibles	[1]	0	269,893	0
(Gain)Loss on foreign currency remeasurement		3,605	1,179	(2,082)
(Gain)Loss on short-term investments		82	152	0
(Gain)Loss on disposition of property and equipment		(2)	0	0
Deferred taxes		29,563	(84,983)	5,976
Non-cash interest expense on Bonds		0	0	23
Working capital adjustments:
Accounts receivable		(11,398)	(46)	1,638
Prepaid expenses, other current and non-current assets		(3,113)	(142)	(2,950)
Accounts payable, accrued expenses and other payables		(1,946)	(239)	(2,052)
Contract liabilities		94	180	(168)
Income tax payable		(35)	0	(2,838)
Loss contingency		(95,250)	91,750	3,500
Other current and non-current liabilities		(2,423)	3,224	(968)
Net cash flows from operating activities		20,833	50,791	96,105
Cash flow (used in) investing activities:
Acquisition of SuprNation		(26,877)	0	0
Purchases of intangible assets		0	(4)	(61)
Purchases of property and equipment		(198)	(269)	(207)
Sales of property and equipment		5	26	3
Purchases of short-term investments		(146,363)	(518,629)	(1,541)
Sales of short-term investments		143,164	451,046	0
Net cash flows (used in) investing activities		(30,269)	(67,830)	(1,806)
Cash flow from (used in) financing activities:
Issuance of new shares - IPO		0	0	86,041
Net cash flows from (used in) financing activities:		0	0	86,041
Net foreign exchange difference on cash and cash equivalents		(1,005)	(7,669)	(1,468)
Net increase (decrease) in cash and cash equivalents		(10,441)	(24,708)	178,872
Cash and cash equivalents at beginning of period		217,352	242,060	63,188
Cash and cash equivalents at end of period		206,911	217,352	242,060
Cash paid during year for:
Interest		130	0	0
Income taxes		$ 526	$ 15,985	$ 18,819

[1]	Excluding depreciation and amortization.